June 19, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Smith Barney Income Funds (the "Fund")
	(File Nos. 2-96408, 811-4254)

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the supplements to the prospectuses of the Convertible Fund and Balanced Fund, which are part of a series of the Fund, does not differ from that contained in Post-Effective Amendment No. 50 filed on June 10, 1998

Please return an electronic transmittal as evidence of your receipt of this filling.

Please contact the undersigned at (212) 816-3579 with any questions or comments regarding this request. Thank you for your consideration.


Very truly yours,


/s/David Barnett
David Barnett